Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of capital reserves

	2025	2024

	388,236	373,020

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	10,635	19,416
Other capital reserves	23,997	-

Schedule of dividends and interest on shareholders equity

	2025	2024

Net income for the year	4,311,984	3,153,881
(-) Non-distributable tax incentives	(440,088)	(340,716)
(-) Constitution of legal reserve	(193,492)	(140,659)
Adjusted net profit	3,678,404	2,672,506

Minimum dividends calculated on the basis of 25% of adjusted profit	919,601	668,127

Distribution based on adjusted profit for the year:
Interest on capital	1,720,000	1,450,000
Dividends	1,379,192	-
Total dividends and interest on capital proposed and distributed	3,099,192	1,450,000

Withholding income tax (IRRF) on interest on capital	(327,576)	(213,574)
Total dividends and net interest on capital	2,771,616	1,236,426

Distribution based on retained earnings
Proposed and distributed interest on capital	490,000	-
Interim/additional dividends	410,808	2,050,000

Total dividends (including additional dividends) and net Interest on capital (i)	3,672,424	3,286,426

Schedule of amounts allocated

Approval	Payment	Dividend

03/19/2024	04/22/2024	200,000
06/14/2024	07/23/2024	300,000
09/17/2024	10/23/2024	300,000
12/17/2024	01/23/2025	650,000
02/10/2025	04/22/2025 07/23/2025 10/23/2025	2,050,000

Total 2024		3,500,000

02/10/2025	04/22/2025	200,000
03/24/2025	04/30/2026	490,000
05/05/2025	07/23/2025	300,000
07/22/2025	10/21/2025	320,000
09/23/2025	01/21/2026	480,000
12/16/2025	Up to 06/30/2026	420,000
12/16/2025	12/30/2025	1,790,000

Total 2025		4,000,000